UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2007

Including Blackrock MuniEnhanced Fund and Blackrock Muniyield Insured Fund, which were inadvertently left out of original filing.
Also listing News Corp Class B instead of News Corp Class A.

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$ 7,759,761

List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                                     FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/ SH/      PUT/     OTHER             VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP  (x$1000)  PRN AMT PRN   CALL   DSCMANAGERS   SOLE  SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------

3M Company                      Common          88579Y10    15701   205425SH      SOLE               199925     0    5500
Abbott Labs                     Common          00282410   239353  4289480SH      SOLE              2704480     0 1585000
Altria Group                    Common          02209S10      527     6000SH      SOLE                    0     0    6000
American Express Co.            Common          02581610     1253    22225SH      SOLE                10625     0   11600
American International Group    Common          02687410   297984  4432961SH      SOLE              2320863     0 2112098
Ameriprise Financial            Common          03076c10      254     4445SH      SOLE                 2125     0    2320
Aon Corp.                       Common          03738910    16142   425245SH      SOLE               425245     0       0
Apache Corp.                    Common          03741110     2142    30300SH      SOLE                    0     0   30300
AT&T Inc.                       Common          00206r10      346     8776SH      SOLE                    0     0    8776
Baker Hughes Inc.               Common          05722410   125120  1892026SH      SOLE              1397036     0  494990
Bank of America Corp.           Common          06050510   321644  6304269SH      SOLE              3480767     0 2823502
Bank Of New York                Common          06405710      243     6000SH      SOLE                 6000     0       0
Berkshire Hathaway Inc.         Class A         08467010     8719       80SH      SOLE                   80     0       0
Blackrock MuniEnhanced Fund     Common          09253y10      256    23600SH      SOLE                23600     0       0
Blackrock Muniyield Insured FundCommon          09254e10      631    43900SH      SOLE                43900     0       0
Boston Scientific Corp.         Common          10113710   160732 11054437SH      SOLE              5353027     0 5701410
BP                              Sponsored ADR   05562210      219     3380SH      SOLE                    0     0    3380
Capital One Financial           Common          14040H10   270810  3588792SH      SOLE              2024000     0 1564792
Cemex SAB                       Sponsored ADR 5 15129088   193075  5895413SH      SOLE              3286243     0 2609170
Chevron Corp                    Common          16676410   297095  4016971SH      SOLE              2353201     0 1663770
Citigroup Inc.                  Common          17296710   275141  5359184SH      SOLE              2799258     0 2559926
Comcast Corp. Special Cl A      Class A Spl.    20030N20   329561 12939175SH      SOLE              6894175     0 6045000
ConocoPhillips                  Common          20825c10   218197  3192346SH      SOLE              1815340     0 1377006
Consolidated Edison Inc.        Common          20911510      460     9000SH      SOLE                    0     0    9000
CVS/Caremark Corp.              Common          12665010   364129 10665772SH      SOLE              6145122     0 4520650
Devon Energy Corp.              Common          25179M10   225317  3255092SH      SOLE              1948592     0 1306500
Dow Chemical Corp.              Common          26054310      459    10000SH      SOLE                    0     0   10000
Dupont De Nemours               Common          26353410      221     4477SH      SOLE                 1500     0    2977
Emerson Electric                Common          29101110    89416  2075093SH      SOLE              1515493     0  559600
Exelon Corp.                    Common          30161n10   227388  3309390SH      SOLE              1921150     0 1388240
First Data Corp.                Common          31996310   212950  7916366SH      SOLE              4640446     0 3275920
Ford Motor Co.                  Common          34537086      158    20000SH      SOLE                20000     0       0
General Electric                Common          36960410   267430  7563055SH      SOLE              4149440     0 3413615
GlaxoSmithKline                 Sponsored ADR   37733W10      760    13756SH      SOLE                    0     0   13756
Goldman Sachs Group             Common          38141G10    11799    57100SH      SOLE                56400     0     700
Home Depot                      Common          43707610      367    10000SH      SOLE                    0     0   10000
Honeywell                       Common          43851610   132219  2870581SH      SOLE              2149791     0  720790
Intel Corp.                     Common          45814010      316    16500SH      SOLE                    0     0   16500
International Business Machines Common          45920010   154406  1638087SH      SOLE               945037     0  693050
J.P. Morgan Chase & Co.         Common          46625h10    13930   287938SH      SOLE               287938     0       0
Johnson & Johnson               Common          47816010      483     8020SH      SOLE                    0     0    8020
Liberty Media Corp - CAP SER A  CAP COM SER A   53071m30      719     6502SH      SOLE                  266     0    6236
Liberty Media - Interactive A   INT COM SER A   53071m10      775    32515SH      SOLE                 1331     0   31184
Lowes Companies                 Common          54866110   221556  7035771SH      SOLE              3639071     0 3396700
McKesson Corp                   Common          58155Q10   128197  2189899SH      SOLE              1613609     0  576290
Merck & Co., Inc.               Common          58933110     8445   191188SH      SOLE               191188     0       0
Merrill Lynch                   Common          59018810   168016  2057251SH      SOLE              1016471     0 1040780
Morgan Stanley                  Com New         61744644   284912  3617476SH      SOLE              2054046     0 1563430
News Corp - Class B             Class B         65248E20    20141   823100SH      SOLE               823100     0       0
Nuveen Insured Municipal OpportuCommon          67098410      357    24100SH      SOLE                24100     0       0
Nuveen Select Tax-Free Income PoSH BEN INT      67062F10      297    20000SH      SOLE                20000     0       0
Office Depot                    Common          67622010   161965  4609143SH      SOLE              2601093     0 2008050
Pfizer Inc.                     Common          71708110   163646  6478481SH      SOLE              3047351     0 3431130
Pitney Bowes Inc.               Common          72447910   175171  3859237SH      SOLE              2833027     0 1026210
Qualcomm Inc.                   Common          74752510   160002  3750630SH      SOLE              2153900     0 1596730
Stanley Works                   Common          85461610      341     6153SH      SOLE                 6153     0       0
Symantec Corp.                  Common          87150310   183356 10598637SH      SOLE              5076677     0 5521960
The Walt Disney Co.             Common          25468710      494    14350SH      SOLE                14350     0       0
Time Warner Inc.                Common          88731710   318376 16144845SH      SOLE              8424665     0 7720180
Tyco International Ltd.         Common          90212410   215868  6842100SH      SOLE              3367610     0 3474490
United Technologies             Common          91301710   214055  3293147SH      SOLE              1850387     0 1442760
UnitedHealth Group              Common          91324P10   206562  3899597SH      SOLE              2006437     0 1893160
Verizon Communications          Common          92343v10      483    12740SH      SOLE                 4200     0    8540
Washington Mutual               Common          93932210   254315  6298044SH      SOLE              3458674     0 2839370
Wellpoint                       Common          94973v10     9454   116575SH      SOLE               116575     0       0
Western Union Co.               Common          95980210      220    10000SH      SOLE                    0     0   10000
Wyndham Worldwide Corp          Common          98310w10   213858  6262327SH      SOLE              2639079     0 3623248
Xerox                           Common          98412110   170827 10114095SH      SOLE              6964675     0 3149420

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